SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2023 EUR (€)	Mar. 31, 2024 shares	Dec. 31, 2024 EUR (€) shares company	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			88,189	124,043
Vesting percentages (percent)			100.00%
Number of other equity instruments outstanding in share-based payment arrangement (shares)			248,912	291,323	284,799
Number of other equity instruments forfeited in share-based payment arrangement (shares)			13,304	12,970
Granted (in shares)			59,082	143,537
Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		70,888	193,923,499	193,923,499
Equity Incentive Plan 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (shares)			0
Equity Incentive Plan 2021 - 2023, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		41,338
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)		122.00%
Equity Incentive Plan 2021 - 2023, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		29,550
Equity Incentive Plan 2022 - 2024, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Equity Incentive Plan 2022 - 2024, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		91,414
Number of instruments granted in share-based payment arrangement (shares)			72,000
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)		149.00%
Percentage of target awards that vest (percent)			40.00%
Number of companies in industry specific peer group | company			11
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			20.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2022 - 2024, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		21,437
Number of instruments granted in share-based payment arrangement (shares)			26,000
Equity Incentive Plan 2023 - 2025, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Equity Incentive Plan 2023 - 2025, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			58,000
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Number of companies in industry specific peer group | company			11
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			20.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2023 - 2025, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			22,000
Equity Incentive Plan 2024 - 2026, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Equity Incentive Plan 2024-2026, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			41,000
Fair value of awards (in Euro per share) | €			€ 386.05
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Number of companies in industry specific peer group | company			11
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			20.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Equity Incentive Plan 2024 - 2026, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			15,000
Fair value of awards (in Euro per share) | €			€ 383.40
Broad-Based Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			24,715
Share-based payment arrangement, maximum grant amount | €	€ 2,000
Share-based compensation arrangement, maximum employee stock option, period	36 months
Percentage of initial allocation value of additional shares granted in share-based payment arrangement	15.00%
Expense from share-based payment transactions with employees | €			€ 875,000	€ 10,222,000	€ 0
Granted (in shares)			2,796
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)				6,838	6,643
Number of instruments granted in share-based payment arrangement (shares)					15,271
Number of other equity instruments forfeited in share-based payment arrangement (shares)			279	1,309
Fair value of awards (in Euro per share) | €				€ 203